Revenues	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
REVENUES
3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided in an amount prescribed by the related tariff. We recognize revenue in the amount that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF and EECRF) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either repay regulatory liabilities or collect regulatory assets.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year. The PUCT approved bonuses of $31 million and $14 million that we recognized in revenues in 2021 and 2020, respectively.

Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Year Ended December 31,
	2021	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,217	$2,156	$2,143

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	879	803	681
Billed to REPs serving Oncor distribution customers, through TCRF	479	446	391

Total transmission base revenues	1,358	1,249	1,072
Other miscellaneous revenues	104	87	77

Total revenues contributing to earnings	3,679	3,492	3,292

Revenues collected for pass-through expenses:
TCRF—third-party wholesale transmission service	1,039	975	1,005
EECRF	46	44	50

Revenues collected for pass-through expenses	1,085	1,019	1,055

Total operating revenues	$4,764	$4,511	$4,347

Customers
Our distribution business customers consist of REPs (approximately 95 at December 31, 2021) and certain electric cooperatives in our certificated service area. The consumers of the electricity we deliver are free to choose their electricity supplier from REPs who compete for their business. Our transmission base revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipalities, electric cooperatives and other distribution companies. REP subsidiaries of our two largest customers collectively represented 25% and 23% of our total operating revenues for the year ended 2021, 25% and 18% for the year ended 2020 and 23% and 18% for the year ended 2019. No other customer represented more than 10% of our total operating revenues.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed-through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.

Lubbock Joint Project with LP&L
Oncor completed an approximately $370 million joint project with LP&L in 2021. The project involved the build out of approximately 175 miles of transmission lines and associated station work in Lubbock and the surrounding Texas panhandle areas to join the City of Lubbock to the ERCOT market, with the resulting assets split between Oncor and LP&L. Oncor constructed the facilities and LP&L reimbursed Oncor and received title for its portion of the assets. The LP&L related assets and a corresponding liability were removed from Oncor’s balance sheet at the end of the project when title to the LP&L portion of the assets was transferred to LP&L. As a unique and nonrecurring construction project, the transfer of title was accounted for as a sale of nonfinancial assets at cost.